TAXATION (Tables)	9 Months Ended
Sep. 30, 2020
TAXATION
Schedule of Earnings Before Income Taxes

	For the nine months ended September 30
	2019	2020
	RMB	RMB
Deferred tax expenses	6,561,494	—
Current Income tax expenses	50,424,482	201,499,393
Income tax expenses	56,985,976	201,499,393